Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Computation of Numerator and Denominator (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss attributable to Scage Future		$ (12,943,787)	$ (7,665,829)	$ (9,614,387)
Denominator:
Weighted average number of ordinary shares – basic	[1]	72,243,992	50,716,451	50,716,451
Weighted average number of ordinary shares – diluted	[1]	72,243,992	50,716,451	50,716,451
Net loss per ordinary share
– Basic	[1]	$ (0.18)	$ (0.15)	$ (0.19)
– Diluted	[1]	$ (0.18)	$ (0.15)	$ (0.19)

[1]	Share data has been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on June 27, 2025. (Note 1 and Note 15)